Derivative financial instruments - Hedging instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Financial instruments
Notional amounts	480,819	390,394
Gross hedged assets	$ 6,083	$ 6,685
Impact of netting arrangements on hedged assets	(5,493)	(6,099)
Carrying value, hedged assets	590	586
Gross hedged liabilities	(11,400)	(10,844)
Impact of netting arrangements on hedged liabilities	10,621	9,933
Carrying value, hedged liabilities	$ (779)	$ (911)
One-to-one hedge relationships
Financial instruments
Notional amounts	171,785	154,310
Gross hedged assets	$ 3,466	$ 3,018
Gross hedged liabilities	$ (9,649)	$ (8,915)
One-to-one hedge relationships | Within 1 year
Financial instruments
Notional amounts	27,057	16,266
One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	102,217	93,324
One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	42,511	44,720
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	137,023	124,873
Gross hedged assets	$ 3,072	$ 2,504
Gross hedged liabilities	$ (8,979)	$ (8,073)
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	16,179	11,263
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	80,537	73,774
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	40,307	39,836
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	15,638	13,317
Gross hedged assets	$ (274)	$ (189)
Gross hedged liabilities	$ (806)	$ (867)
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	3,696	1,100
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	10,840	9,775
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	1,102	2,442
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	15,638	13,317
Gross hedged assets	$ 668	$ 675
Gross hedged liabilities	$ 210	$ 80
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Within 1 year
Financial instruments
Notional amounts	3,696	1,100
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	10,840	9,775
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	1,102	2,442
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	3,486	2,803
Gross hedged assets		$ 28
Gross hedged liabilities	$ (74)	$ (55)
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Within 1 year
Financial instruments
Notional amounts	3,486	2,803
Macro hedge relationships
Financial instruments
Notional amounts	309,034	236,084
Gross hedged assets	$ 2,617	$ 3,667
Gross hedged liabilities	$ (1,751)	$ (1,929)
Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	21,524	22,328
Gross hedged assets	$ 217	$ 417
Gross hedged liabilities	$ (20)	$ (12)
Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	287,510	213,756
Gross hedged assets	$ 2,400	$ 3,250
Gross hedged liabilities	$ (1,731)	$ (1,917)
Parent Entity
Financial instruments
Notional amounts	406,560	325,615
Gross hedged assets	$ 4,680	$ 5,186
Impact of netting arrangements on hedged assets	(4,565)	(4,987)
Carrying value, hedged assets	115	199
Gross hedged liabilities	(10,638)	(9,915)
Impact of netting arrangements on hedged liabilities	10,317	9,618
Carrying value, hedged liabilities	$ (321)	$ (297)
Parent Entity | One-to-one hedge relationships
Financial instruments
Notional amounts	140,740	130,847
Gross hedged assets	$ 2,997	$ 2,631
Gross hedged liabilities	$ (9,192)	$ (8,302)
Parent Entity | One-to-one hedge relationships | Within 1 year
Financial instruments
Notional amounts	18,411	14,475
Parent Entity | One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	82,307	75,018
Parent Entity | One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	40,022	41,354
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	133,937	123,683
Gross hedged assets	$ 2,933	$ 2,470
Gross hedged liabilities	$ (8,966)	$ (8,070)
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	15,636	10,957
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	79,627	72,890
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	38,674	39,836
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	2,109	2,686
Gross hedged assets	$ (32)	$ (16)
Gross hedged liabilities	$ (104)	$ (94)
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	95	863
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	1,340	1,064
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	674	759
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	2,109	2,686
Gross hedged assets	$ 96	$ 162
Gross hedged liabilities	$ (59)	$ (83)
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Within 1 year
Financial instruments
Notional amounts	95	863
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	1,340	1,064
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	674	759
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	2,585	1,792
Gross hedged assets		$ 15
Gross hedged liabilities	$ (63)	$ (55)
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Within 1 year
Financial instruments
Notional amounts	2,585	1,792
Parent Entity | Macro hedge relationships
Financial instruments
Notional amounts	265,820	194,768
Gross hedged assets	$ 1,683	$ 2,555
Gross hedged liabilities	$ (1,446)	$ (1,613)
Parent Entity | Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	2,632	2,632
Gross hedged assets	$ 84	$ 119
Gross hedged liabilities		$ (1)
Parent Entity | Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	263,188	192,136
Gross hedged assets	$ 1,599	$ 2,436
Gross hedged liabilities	$ (1,446)	$ (1,612)